OTHER INFORMATION	12 Months Ended
Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
OTHER INFORMATION

26.     OTHER INFORMATION

(a)	Rio Forte Securities

On June 30, 2014, the Company was informed, through a notice disclosed by Pharol, of the investment made by PTIF and PT Portugal, companies contributed by Pharol to Oi in the capital increase, in a commercial paper of Rio Forte Investments S.A. (“Securities” and “Rio Forte”, respectively), a company part of the Portuguese group Espírito Santo (“GES”), when both PTIF and PT Portugal were Pharol subsidiaries.

According to said notice, the Securities had been issued in the total amount of €897 million, and bore average annual interest of 3.6% and matured on July 15 and July 17, 2014 (€847 and €50 million, respectively), stressing that since April 28, 2014 no other investment and/or renewal of this type of investments had been made.

Both PT Portugal and PTIF (collectively “Oi Subsidiaries”) became Company subsidiaries due to the assignment of all PT Portugal shares to the Company by Pharol, on May 5, 2014, to pay in the Company’s capital increase approved on April 28 and 30, 2014.

The Securities matured in July 2014 and subsequent the cure period for payment of the securities ended without Rio Forte paying the amount due. The Luxembourg Commercial Court denied Rio Forte’s request for controlled management on October 17, 2014 and Rio Forte’s bankruptcy was declared on December 8, 2014.

Agreements entered into by the Company, TmarPart, and Pharol related to the cash investments made in Rio Forte commercial papers

On September 8, 2014, after obtaining the due corporate approvals, the Company, Oi Subsidiaries, TmarPart, and Pharol entered into definitive agreements related to the investments made in the Securities. The agreements provided for (i) an exchange (the “Exchange”) through which Oi Subsidiaries transferred the Securities to Pharol in exchange for preferred and common shares of the Company held by Pharol, as well as (ii) the assignment by Oi Subsidiaries of a call option on the Company shares to the benefit of PT (“Call Option”).

On March 26, 2015, in order to comply with the conditions presented by the CVM’s Board to grant the waivers necessary for the implementation of the Share Exchange and Put Option, according to the decision issued on March 4, 2015, the Company held a Shareholders’ Meeting which approved the terms and conditions of the Share Exchange and Put Option agreements.

On March 31, 2015, the Company announced in a Material Fact Notice, the consummation of the Exchange, under which Pharol delivered to PTIF unencumbered Oi shares corresponding to 47,434,872 OIBR3 (common shares) and 94,869,744 OIBR4 (preferred shares) (“Exchanged Shares”); and in exchange Oi, through PTIF, delivered the Securities to Pharol, totaling €897 million, with no money involved.

With implementation of the Exchange, Pharol became the holder of the Securities and the sole responsible for negotiating with Rio Forte and the decisions related to the Securities, and the Company is responsible for the supporting documentation to Pharol to take the necessary actions to collect the receivables represented by the Securities.

As a result of the consummation of the Exchange, Pharol’s direct interest in Oi decreased from 104,580,393 common shares and 172,025,273 preferred shares, representing 37.66% of the voting capital (ex-treasury) and 32.82% of the total capital of Oi (ex-treasury) to 57,145,521 common shares and 77,155,529 preferred shares, representing 24.81% of the voting capital (ex-treasury) and 19.17% of the total capital of Oi (ex-treasury).

Main terms of the Call Option for the Purchase of Shares (“Option Contract”)

Under the Call Option Agreement entered into on September 8, 2014 by Pharol, PTIF, PT Portugal, Oi, and TmarPart, the call option became exercisable with the consummation of the Exchange, beginning March 31, 2015, at any time, during a six-year period.

Under the terms of the Call Option Agreement, the Call Option will involve 47,434,872 Oi common shares and 94,869,744 Oi preferred shares (“Shares Subject to the Option”) and can be exercised, in whole or in part, at any time, pursuant to the following terms and conditions:

(i) Term: six (6) years, noting that Pharol’s right to exercise the Option on the Shares Subject to the Option will be reduced by the percentages below:

Date of Reduction	% of Shares Subject to the Option that ceases to be subject to the Option each year
As from 03/31/2016	10%
As from 03/31/2017	18%
As from 03/31/2018	18%
As from 03/31/2019	18%
As from 03/31/2020	18%
As from 03/31/2021	18%

(ii) Exercise Price: R$1.8529 per Company preferred share and R$2.0104 per Company common share, before the reverse share split approved on November 18, 2014, as adjusted by the interbank deposit rate (CDI), plus 1.5% per annum, calculated on a pro rata temporis basis, from the date of the Exchange to the date of the effective payment of each exercise price, in whole or in part, of the Option. The exercise price of the shares will be paid in cash, at the transfer date of the Shares Subject to the Option.

By March 31, 2017, Pharol had not exercised the Option, in whole or in part, on the Shares Subject to the Option. Accordingly, since March 31, 2016, 4,743,487 common shares and 9,486,974 preferred shares issued by the Company, equivalent to 10% of the Shares Subject to the Option and since March 31, 2017, another 8,538,277 common shares and 17,076,554, equivalent to 18% of the Shares Subject to the Option are no longer subject to the Option. 34,153,108 common shares and 68,306,216 preferred shares are still subject to the Option.

Oi is not required to maintain the Exchanged Shares in treasury. In the event that PTIF or any of The Company’s subsidiaries do not hold, in treasury, a sufficient number of Shares Subject to the Option to transfer to Pharol, the Option may be financially settled through payment by Oi Subsidiaries of the amount corresponding to the difference between the market price of the Shares Subject to the Option and the respective exercise price corresponding to these shares.

While the Option remains effective, Pharol may not purchase Oi shares, directly or indirectly, in any manner other than by exercising the Option. Pharol may not transfer or assign the Option, nor grant any rights under the Option, including security, without the consent of Oi. If Pharol issues, directly or indirectly, derivatives that are backed by or referenced to Oi shares, it shall immediately use the proceeds derived from such a derivative transaction, directly or indirectly, to acquire the Shares Subject to the Option.

Oi may terminate the Option if (i) the Bylaws of Pharol are amended voluntarily to remove or amend the provision that limits the voting right to 10% of all votes corresponding to the capital stock of Pharol; (ii) Pharol directly or indirectly engages in activities that compete with the activities of Oi or its subsidiaries in the countries in which they operate; (iii) Pharol violates certain obligations under the Option Contract.

On March 31, 2015, the Option Agreement was amended to provide for (i) the possibility of Pharol assigning or transferring the Call Option, regardless of previous consent by Oi, provided that such assignment or transfer covers at least 1⁄4 of the Shares Subject to the Option, and Pharol can freely use the proceeds of such transactions, (ii) the possibility of Pharol, subject to previous, written consent from Oi, creating or granting any rights arising on the Call Option or, pledging the guarantees supported by the Call Option, and (iii) the grant of a right of first refusal to Oi for the acquisition of the Call Option, should Pharol wish to sell, assign, transfer, contribute the capital of another entity, transmit, or otherwise sell or dispose of the Call Option.

This amendment has been executed with a suspensive condition and would be only effective after an authorization from the CVM to amend the Option Agreement were granted. However, at a meeting held on December 16, 2015, the CVM’s board decided to refuse the entire request filed by the Company for waiver of the requirements of CVM Instructions 10/1980 and 390/2003 to amend the Option Agreement.

These Instructions determine that the acquisition and sale of shares of a publicly held company must be conducted in a stock exchange and that the stock options transactions of a publicly held company must be conducted in the markets where the company’s shares are traded, and interdicts any private transactions. The waiver of these requirements would allow the enforcement of the provisions of the amendment to the Call Option Agreement related to (i) the possibility of privately transferring the Call Option from Pharol to Oi; (ii) granting a right of first refusal to Oi to acquire the Call Option; and (iii) the possibility of making the payment of the Option acquisition price in Oi shares, if the right of first refusal if exercised.

As at December 31, 2017, the fair value of the Call Option is estimated at R$13 million calculated by the Company using the Black-Scholes model and theoretical share volatility assumptions, using the Revenue Approach valuation technique.

(b)	Actions to suspension of payments of Oi Holanda and PTIF

On August 9, 2016 and September 30, 2016, due to the risk of the Judicial Reorganization process in Brazil not being directly recognized in the Netherlands, as based on some treaty or regulation, Oi Holanda and PTIF separately filed requests to suspension of payments (“verzoekschrift tot aanvragen surseance van betaling”) with the Amsterdam District Court and concurrently filed the draft of the composition with creditors plan (“akkoord” or “Composition Plan”).

The requests filed to suspension of payments of Oi Holanda and PTIF were temporarily granted by the Amsterdam District Court on August 9, 2016 and October 3, 2016, respectively. In the decision that granted the payment stay request, the court appointed as trustees in the Netherlands (collectively, the “Dutch Trustees”) in the Netherlands for Oi Holanda and PTIF.

On December 1, 2016, the Dutch Trustees submitted requests to convert PTIF and Oi Holanda payments suspension proceedings into bankruptcy (collectively, the “Conversion Requests”). On January 12, 2017, the Dutch Court held hearings to decide on the Conversion Requests, at which occasion the Dutch Court informed that it would issue a decision on this matter on January 26, 2017. However, On January 26, 2017 the decision on the Conversion Requests was postponed to February 2, 2017, and on this date the Dutch Court rejected the Conversion Requests, thus maintaining the Suspension of Payments lawsuits of Oi Holanda and PTIF.

On February 10, 2017, certain creditors filed appeals against the decisions that rejected the Conversion Requests of Oi Holanda and PTIF (“Appeals”). On February 20, 2017, the Amsterdam Appellate Court, in the Netherlands, set the hearings on the appeals to March 29, 2017. On March 29, 2017, the hearings were held and the Dutch Appellate Court informed that it intended to disclose the related decisions on April 19, 2017. On April 19, 2017, said Appellate Court upheld the Appeals and determined that the suspension of payments proceedings of Oi Holanda and PTIF be converted into bankruptcy proceedings in the Netherlands. These decisions of the Dutch Appellate Court are restricted to its jurisdiction and the Dutch laws, are not final, and were subject to the appeals lodged by Oi Holanda and PTIF with the Dutch Supreme Court on May 1, 2017. On July 7, 2017, the Dutch Supreme Court overruled the appeals filed by Oi Holanda and PTIF and upheld the decisions of the Dutch Appellate Court that the proceedings must be converted into bankruptcy proceedings in the Netherlands. These Dutch Supreme Court decisions have no impact in Brazil while they are not ratified by the Brazilian Superior Court of Justice (and the Company is not aware that a proceeding aimed at such ratification has been initiated) and other jurisdictions that acknowledge the competence of the Brazilian courts to process the Judicial Reorganization.

On April 10, 2018, PTIF and Oi Holanda filed with the Dutch Court their composition plans—the terms of which are similar to those of the JRP approved by the creditors at the Creditor’ General Meeting on December 19 and 20, 2017 and ratified by the Judicial Reorganization Court on January 8, 2018(“Composition Plan” or “Composition Plans”)—and require setting dates for the submission of claims and a vote on the Composition Plans, which was granted by the Dutch Court on the same date, which set May 17, 2018 as the deadline for the submission of claims and June 1, 2018 to hold a vote on each Composition Plan.

On the same date, i.e., April 10, 2018, Oi released a Notice to the Market informing about the decision above and the detailing the consent solicitation procedure to PTIF’s and Oi Holanda’s for purposes of voting on their Composition Plan to be granted by the noteholders of 6.25% Notes issued by PTIF maturing in 2016 (ISIN Nº PTPTCYOM0008) (“PTIF Retail Notes”); 4.375% Notes issued by PTIF maturing in March 2017 (ISIN No. XS0215828913); 5.242% Notes issued by PTIF maturing in November 2017 (ISIN No. XS0441479804); 5.875% Notes issued by PTIF maturing in 2018 (ISIN No. XS 0843939918); 5.00% Notes issued by PTIF maturing in 2019 (ISIN No. XS0462994343); Notes 4.625% issued by PTIF maturing in 2020 (ISIN No. XS0927581842); 4.50% Notes issued by PTIF maturing in 2025 (ISIN No. XS0221854200); 5.625% Senior Notes issued by Oi Holanda maturing in 2021 (ISIN No. XS1245245045 e XS1245244402); and 5.75% Senior Notes issued by Oi Holanda maturing in 2022 (CUSIP/ISIN No. 10553M AD3/US10553MAD39 and P18445 AG4/USP18445AG42).

(c)	Lawsuits in the Netherlands

Syzygy Capital Management, Ltd., Loomis Sayles Strategic Income Fund, and two groups of Italian bond holders: (i) Sandro Boscolo Bragadin, Stefano Crispo, Paolo Denicoli, Ivano Falceri, Alex Lo Furno, Dario Farina, Aldo Fazzini, Walter Masoni, Salvatore Lucio Marcuccio, Luca Marsili, Aniello Aatrone, Vincenzo Matrone, Mario Parcianello, Francesca Risicato, Antonio Scalzullo, Giovanni Marcheselli, Nadia Benedett, and (ii) Allesandro Callegari, Stefano Capodarca, Banco Consulia S.P.A., Valentina Basso, and Piero Basso, have filed to date request for the declaration of bankruptcy of Oi Holanda with the Amsterdam District Court on June 27, 2016, July 8, 2016, July 11, 2016, and June 15, 2016, respectively.

Citicorp Trustee Company Limited, the trustee of the bonds issued by PTIF, filed on August 22, 2016 a request for the declaration of bankruptcy of PTIF with the Amsterdam District Court.

The bankruptcy requests referred to above remained suspended because Oi Holanda and PTIF filed payment suspension lawsuits.

On December 23, 2016, Citadel Horizon S.à.r.l., Citadel Equity Fund Ltd., Syzygy Capital Management Ltd., Trinity Investments Designated Activity Company, and York Global Finance Fund L.P. filed requests for the conversion of Oi Holanda’s payment suspension action into bankruptcy with the Amsterdam District Court. Citadel Horizon S.à.r.l. withdrew its request because it was proven that it is not an Oi Holanda creditor. The requests of the other creditors were rejected on February 2, 2017 under the same decision that rejected the Conversion Requests filed by the Dutch Trustees since the foundations of all these requests were similar. On February 20, 2017, the Amsterdam Appellate Court, in the Netherlands, set the hearings on the appeals to March 29, 2017. On March 29, 2017, the hearings were held and the Appellate Court informed that it intends to disclose the related decisions on April 19, 2017. On April 19, 2017, the Appellate Court upheld the appeals and determined that the suspension of payments proceedings of Oi Holanda and PTIF be converted into bankruptcy proceedings in the Netherlands. These decisions of the Dutch Appellate Court are restricted to its jurisdiction and the Dutch laws since Oi Holanda and PTIF have appealed against them with the Dutch Supreme Court on May 1, 2017.

On May 30, 2017, the Dutch Trustee of Oi Holanda filed a lawsuit in the Netherlands against Oi Móvel and Oi requiring, in brief: (i) the annulment of the loans entered into by Oi Holanda/Oi and Oi Holanda/Oi Móvel; and, as a result, (ii) the sentencing of Oi and Oi Móvel to repaying the loans, and (iii) the sentencing of Oi and Oi Móvel to the payment of compensation for damages resulting on account of the alleged wrongdoing, to be determined and discussed in a special proceeding.

On July 5, 2017, Oi Holanda filed an intervention request that was denied and which is now the subject of an appeal pending decision.

On July 7, 2017, the Dutch Supreme Court overruled the appeals filed by PTIF and Oi Holanda and on May 1, 2017 the same court upheld the decisions of the Dutch Appellate Court that the proceedings are to be converted into bankruptcy proceedings in the Netherlands. These Dutch Supreme Court decisions have no impact in Brazil while they are not ratified by the Superior Court of Justice (and the Company is not aware that a proceeding aimed at such ratification has been initiated) and other jurisdictions that acknowledge the competence of the Brazilian courts to process the Judicial Reorganization.